Subsequent Events (Details) - USD ($)					3 Months Ended	4 Months Ended	6 Months Ended
	Jul. 31, 2024	Jul. 18, 2024	Jun. 04, 2024	Apr. 23, 2024	Mar. 23, 2024	Apr. 23, 2024	Jun. 30, 2024	Jan. 09, 2024
Subsequent Events [Line Items]
Stock repurchase								$ 1,000,000
Purchase price per share (in Dollars per share)			$ 2.1799
Aggregate common warrants shares (in Shares)			917,432
Warrants exercise price (in Dollars per share)			$ 0.0001
Net proceeds						$ 1,673,216
Offering costs				$ 260,950		260,950
Legal expenses							$ 65,833
Cash fee equal percentage				7.50%
Percentage of management fee				1.00%
Aggregate number of shares				7.50%
Management fee			$ 170,000
Purchase Price (in Shares)			34,037
Exercise price percentage			125.00%
Placement Agent [Member]
Subsequent Events [Line Items]
Proceeds from offering							2,100,005
Net proceeds							1,780,555
Offering costs							269,450
Legal expenses						50,000
Purchase Price (in Shares)			68,807
Non accountable expenses						25,000
Clearing fees						$ 15,950
Common Warrant Shares [Member]
Subsequent Events [Line Items]
Aggregate common warrants shares (in Shares)			917,432
Warrants exercise price (in Dollars per share)			$ 2.06
Purchase Price (in Shares)			1
Common Warrant Shares [Member] | Placement Agent [Member]
Subsequent Events [Line Items]
Legal expenses							$ 50,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Stock repurchase								$ 1,000,000
Investors amount (in Shares)		763,638
Purchase price per share (in Dollars per share)		$ 2.75
Aggregate common warrants shares (in Shares)	763,638
Warrants exercise price (in Dollars per share)	$ 2.75
Legal expenses		$ 50,000
Management fee		$ 178,500
Exercise price percentage		125.00%
Per share (in Dollars per share)		$ 3.4375
Non accountable expenses		$ 25,000
Clearing fees		$ 15,950
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share purchased (in Shares)					62,607
Share purchased cost					$ 95,682
Purchase Price (in Shares)		57,273